Himax Technologies, Inc. (the Parent Company only) (Details 3) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income		$ 25,818	$ 48,747	$ 21,462
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Gain on disposals of investment non-marketable equity securities, net		(23,038)	0	(1,682)
Changes in:
Net cash provided by (used in) operating activities		29,393	84,672	22,529
Cash flows from investing activities:
Purchases of available-for-sale marketable securities		(47,095)	(30,248)	(63,051)
Purchases of equity method investment		(9,175)	(37)	(3,708)
Proceeds from disposals of equity method investment	$ 179	0	0	179
Net cash provided by (used in) investing activities		(35,088)	(7,127)	(28,342)
Cash flows from financing activities:
Payments of cash dividends		(41,281)	(22,348)	(51,364)
Proceeds from short-term debt		151,161	230,000	412,303
Repayment of short-term debt		(142,161)	(272,000)	(362,303)
Net cash provided by (used in) financing activities		(41,214)	(22,715)	(49,608)
Net increase (decrease) in cash		(46,429)	54,623	(55,637)
Cash and cash equivalents at beginning of year	185,466	184,452	129,829	185,466
Cash and cash equivalents at end of year		138,023	184,452	129,829
Supplemental disclosures of cash flow information:
Interest paid during the year		565	637	516
Income taxes paid during the year		14,683	11,534	12,505
Parent Company [Member]
Cash flows from operating activities:
Net income		27,967	50,912	25,195
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings from subsidiaries and affiliates		(30,355)	(55,191)	(20,820)
Gain on disposals of investment non-marketable equity securities, net		0	0	(1,682)
Changes in:
Other current assets		478	491	221
Other current liabilities		(49)	(100)	157
Net cash provided by (used in) operating activities		(1,959)	(3,888)	3,071
Cash flows from investing activities:
Purchases of available-for-sale marketable securities		(158)	(173)	(4,625)
Proceeds from disposals of investment in non-marketable equity securities		0	0	1,682
Purchases of equity method investment		0	0	(3,708)
Proceeds from disposals of equity method investment		4,825	64,513	0
Proceeds from capital reduction of investment		1,150	431	0
Cash received from (paid for) loan made to related party		4,400	(7,150)	0
Net cash provided by (used in) investing activities		10,217	57,621	(6,651)
Cash flows from financing activities:
Payments of cash dividends		(41,281)	(22,348)	(51,364)
Proceeds from short-term debt		151,000	192,000	351,000
Repayment of short-term debt		(123,000)	(234,000)	(301,000)
Proceeds from issue of RSUs from subsidiaries		872	1,081	5,311
Proceeds from debt from a subsidiary		201,849	367,667	375,572
Repayment of debt from a subsidiary		(197,095)	(358,910)	(374,775)
Net cash provided by (used in) financing activities		(7,655)	(54,510)	4,744
Net increase (decrease) in cash		603	(777)	1,164
Cash and cash equivalents at beginning of year	$ 372	759	1,536	372
Cash and cash equivalents at end of year		1,362	759	1,536
Supplemental disclosures of cash flow information:
Interest paid during the year		547	563	453
Income taxes paid during the year		$ 0	$ 0	$ 0